COMMITMENTS Future (Minimum Rental Payments for Operating Leases) (Details) (USD $)	Dec. 31, 2012
2013	$ 338,390
2014	375,574
2015	350,233
2016	244,397
2017	229,075
Thereafter	64,451
Total	$ 1,602,120